Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Intangible Asset Excluding Goodwill [Line Items]
Gross other indefinite lived intangible assets	$ 238	$ 149
Other indefinite lived intangible assets, net	238	149
Gross other intangible assets	1,514	618
Accumulated amortization	(219)	(159)
Other intangible assets, net	1,295	459
Developed Technology Including Patents
Intangible Asset Excluding Goodwill [Line Items]
Gross other finite lived intangible assets	1,247	440
Accumulated amortization	(190)	(133)
Other finite lived intangible assets, net	1,057	307
Other Intangible Assets
Intangible Asset Excluding Goodwill [Line Items]
Gross other finite lived intangible assets	29	29
Accumulated amortization	$ (29)	(26)
Other finite lived intangible assets, net		$ 3